Warrants	12 Months Ended
Dec. 31, 2021
Warrants
Warrants	9. Warrants As of December 31, 2021, there is only one warrant certificate outstanding between the Company and i2China Management Group, LLC, deemed for the purposes of related party transactions to be a related party of the company from August 1, 2021 to December 1, 2021, effective from November 25, 2020 until November 25, 2025. The warrant entitles the holder to purchase 452,617 shares of common stock at an exercise price of $0.27 per share. The warrant was valued at $68,349 and will be expensed over sixty (60) months. The Company used the Black-Scholes option pricing model to value the warrants with the following assumptions applied: (1) Volatility – 201%; (2) Term – 5 years (3) Discount Rate – 0.11%. No warrants were exercised in 2020 or 2021.